Performance Management - Allspring Municipal Fixed Income Funds	Jun. 30, 2025
California Limited-Term Tax-Free Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +4.40% Lowest Quarter: March 31, 2022 -3.95% Year-to-date total return as of September 30, 2025 is +3.47%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/18/1992	-0.08%	0.21%	0.85%
Class A (after taxes on distributions)	11/18/1992	-1.04%	-0.31%	0.58%
Class A (after taxes on distributions and the sale of Fund Shares)	11/18/1992	-0.06%	0.07%	0.79%
Class C (before taxes)	8/30/2002	0.11%	-0.15%	0.44%
Institutional Class (before taxes)	10/31/2014	2.28%	0.92%	1.35%
Bloomberg California Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)		1.73%	0.96%	1.30%
Bloomberg Municipal Bond 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)		1.86%	1.08%	1.45%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.05%	0.99%	2.25%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	allspringglobal.com
California Limited-Term Tax-Free Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2025 is +3.47%
Bar Chart, Year to Date Return	3.47%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	4.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(3.95%)
Lowest Quarterly Return, Date	Mar. 31, 2022
California Tax-Free Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Performance shown does not reflect the impact of the asset-based fee paid by shareholders to the sponsor of the wrap-fee program in which they participate.

Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +7.49% Lowest Quarter: March 31, 2022 -6.29% Year-to-date total return as of September 30, 2025 is +0.75%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	10/6/1988	-2.40%	-0.45%	1.30%
Class A (after taxes on distributions)	10/6/1988	-3.69%	-1.24%	0.89%
Class A (after taxes on distributions and the sale of Fund Shares)	10/6/1988	-1.43%	-0.44%	1.28%
Class C (before taxes)	7/1/1993	0.42%	-0.29%	1.16%
Institutional Class (before taxes)	10/31/2014	2.44%	0.72%	2.04%
Bloomberg California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.02%	0.96%	2.23%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.05%	0.99%	2.25%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

California Tax-Free Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2025 is +0.75%
Bar Chart, Year to Date Return	0.75%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	7.49%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(6.29%)
Lowest Quarterly Return, Date	Mar. 31, 2022
High Yield Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +7.29% Lowest Quarter: March 31, 2022 -6.87% Year-to-date total return as of September 30, 2025 is +0.25%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/31/2013	0.64%	0.19%	2.60%
Class A (after taxes on distributions)	1/31/2013	-1.17%	-0.92%	1.98%
Class A (after taxes on distributions and the sale of Fund Shares)	1/31/2013	0.36%	-0.01%	2.30%
Class C (before taxes)	1/31/2013	3.64%	0.36%	2.45%
Class R6 (before taxes)[1]	7/31/2018	5.74%	1.42%	3.36%
Institutional Class (before taxes)	1/31/2013	5.58%	1.34%	3.31%
High Yield Municipal Bond Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		4.19%	2.02%	3.48%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.05%	0.99%	2.25%
[1],[2]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	allspringglobal.com
High Yield Municipal Bond Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2025 is +0.25%
Bar Chart, Year to Date Return	0.25%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	7.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(6.87%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Intermediate Tax/AMT-Free Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +5.64% Lowest Quarter: March 31, 2022 -5.39% Year-to-date total return as of September 30, 2025 is +2.58%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/31/2007	-1.30%	0.35%	1.39%
Class A (after taxes on distributions)	7/31/2007	-2.44%	-0.50%	0.85%
Class A (after taxes on distributions and the sale of Fund Shares)	7/31/2007	-0.78%	0.00%	1.09%
Class C (before taxes)	7/31/2007	-0.10%	0.20%	1.09%
Class R6 (before taxes)[1]	7/31/2018	2.03%	1.27%	2.00%
Institutional Class (before taxes)	3/31/2008	1.98%	1.22%	1.97%
Bloomberg Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses, or taxes)		0.88%	1.08%	2.04%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.05%	0.99%	2.25%
[3]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	allspringglobal.com
Intermediate Tax/AMT-Free Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2025 is +2.58%
Bar Chart, Year to Date Return	2.58%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	5.64%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(5.39%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Minnesota Tax-Free Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +5.66% Lowest Quarter: March 31, 2022 -4.54% Year-to-date total return as of September 30, 2025 is +2.11%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/12/1988	-3.03%	-0.26%	1.19%
Class A (after taxes on distributions)	1/12/1988	-4.21%	-0.88%	0.85%
Class A (after taxes on distributions and the sale of Fund Shares)	1/12/1988	-1.80%	-0.30%	1.15%
Class C (before taxes)	4/8/2005	-0.20%	-0.05%	1.06%
Institutional Class (before taxes)[1]	10/31/2016	1.86%	1.00%	1.98%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.05%	0.99%	2.25%
Bloomberg Minnesota Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		0.72%	0.77%	1.90%
[4]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	allspringglobal.com
Minnesota Tax-Free Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2025 is +2.11%
Bar Chart, Year to Date Return	2.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	5.66%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(4.54%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +6.28% Lowest Quarter: March 31, 2022 -5.91% Year-to-date total return as of September 30, 2025 is +1.56%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	4/8/2005	-2.43%	-0.10%	1.75%
Class A (after taxes on distributions)	4/8/2005	-3.63%	-0.81%	1.35%
Class A (after taxes on distributions and the sale of Fund Shares)	4/8/2005	-1.45%	-0.19%	1.61%
Class C (before taxes)	4/8/2005	0.27%	0.04%	1.61%
Class R6 (before taxes)[1]	7/31/2018	2.51%	1.18%	2.56%
Administrator Class (before taxes)	4/8/2005	2.18%	0.97%	2.36%
Institutional Class (before taxes)	3/31/2008	2.46%	1.13%	2.53%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.05%	0.99%	2.25%
[5]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	allspringglobal.com
Municipal Bond Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2025 is +1.56%
Bar Chart, Year to Date Return	1.56%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	6.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(5.91%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Pennsylvania Tax-Free Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +6.62% Lowest Quarter: March 31, 2022 -5.39% Year-to-date total return as of September 30, 2025 is +1.67%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/27/1990	-1.96%	-0.11%	1.51%
Class A (after taxes on distributions)	12/27/1990	-3.16%	-0.86%	1.13%
Class A (after taxes on distributions and the sale of Fund Shares)	12/27/1990	-1.17%	-0.18%	1.46%
Class C (before taxes)	2/1/1993	0.91%	0.05%	1.37%
Institutional Class (before taxes)	11/24/1997	2.94%	1.07%	2.23%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.05%	0.99%	2.25%
Bloomberg Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.31%	1.08%	2.46%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	allspringglobal.com
Pennsylvania Tax-Free Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2025 is +1.67%
Bar Chart, Year to Date Return	1.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	6.62%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(5.39%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Short-Term Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +2.86% Lowest Quarter: March 31, 2022 -2.47% Year-to-date total return as of September 30, 2025 is +3.10%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/18/2008	0.78%	0.69%	0.95%
Class A (after taxes on distributions)	7/18/2008	-0.19%	0.20%	0.63%
Class A (after taxes on distributions and the sale of Fund Shares)	7/18/2008	0.46%	0.42%	0.75%
Class C (before taxes)	1/31/2003	1.07%	0.34%	0.55%
Class R6 (before taxes)[1]	7/31/2018	3.13%	1.38%	1.42%
Institutional Class (before taxes)	3/31/2008	3.18%	1.33%	1.39%
Bloomberg 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.38%	1.23%	1.33%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.05%	0.99%	2.25%
[6]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	allspringglobal.com
Short-Term Municipal Bond Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2025 is +3.10%
Bar Chart, Year to Date Return	3.10%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	2.86%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(2.47%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Strategic Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +4.40% Lowest Quarter: March 31, 2022 -4.10% Year-to-date total return as of September 30, 2025 is +2.64%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/1/1994	-1.31%	0.27%	1.28%
Class A (after taxes on distributions)	12/1/1994	-2.30%	-0.28%	0.96%
Class A (after taxes on distributions and the sale of Fund Shares)	12/1/1994	-0.78%	0.10%	1.09%
Class C (before taxes)	8/18/1997	1.07%	0.34%	1.09%
Class R6 (before taxes)[1]	7/31/2018	3.22%	1.47%	1.98%
Institutional Class (before taxes)	11/30/2012	3.05%	1.40%	2.02%
Bloomberg Short-Intermediate Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.14%	1.02%	1.70%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.05%	0.99%	2.25%
[7]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	allspringglobal.com
Strategic Municipal Bond Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2025 is +2.64%
Bar Chart, Year to Date Return	2.64%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	4.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(4.10%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Ultra Short-Term Municipal Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.79% Lowest Quarter: March 31, 2022 -1.19% Year-to-date total return as of September 30, 2025 is +2.78%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	10/2/2000	1.21%	0.95%	0.82%
Class A (after taxes on distributions)	10/2/2000	0.14%	0.50%	0.54%
Class A (after taxes on distributions and the sale of Fund Shares)	10/2/2000	0.71%	0.58%	0.59%
Class A2 (before taxes)[1]	5/29/2020	3.38%	1.41%	1.05%
Class C (before taxes)	3/31/2008	1.51%	0.96%	0.61%
Class R6 (before taxes)[2]	7/31/2018	3.58%	1.66%	1.34%
Institutional Class (before taxes)	7/31/2000	3.53%	1.59%	1.31%
Ultra Short-Term Municipal Income Blended Index (reflects no deduction for fees, expenses, or taxes)[3]		2.91%	1.62%	1.30%
Bloomberg 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.71%	1.39%	1.30%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.05%	0.99%	2.25%
[8],[9],[10]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	allspringglobal.com
Ultra Short-Term Municipal Income Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2025 is +2.78%
Bar Chart, Year to Date Return	2.78%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.79%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(1.19%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Wisconsin Tax-Free Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +7.23% Lowest Quarter: March 31, 2022 -4.46% Year-to-date total return as of September 30, 2025 is +2.96%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/31/2008	-2.61%	-0.04%	1.37%
Class A (after taxes on distributions)	3/31/2008	-3.68%	-0.67%	1.05%
Class A (after taxes on distributions and the sale of Fund Shares)	3/31/2008	-1.55%	-0.13%	1.27%
Class C (before taxes)	12/26/2002	0.19%	0.12%	1.23%
Institutional Class (before taxes)[1]	10/31/2016	2.14%	1.06%	1.99%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.05%	0.99%	2.25%
Bloomberg Wisconsin Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.38%	0.91%	2.03%
[11]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	allspringglobal.com
Wisconsin Tax-Free Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2025 is +2.96%
Bar Chart, Year to Date Return	2.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	7.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(4.46%)
Lowest Quarterly Return, Date	Mar. 31, 2022

[1]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[2]
2.	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is composed 60% of the Bloomberg High Yield Municipal Bond Index and 40% of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

[3]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the former Administrator Class shares, and includes the higher expenses applicable to the former Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[5]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[6]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[7]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the former Administrator Class shares, and includes the higher expenses applicable to the former Administrator Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[8]
1.	Historical performance shown for the Class A2 shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses and/or sales charges applicable to the Class A shares. If these expenses and/or sales charges had not been included, returns for the Class A2 shares would be higher.

[9]
2.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[10]
3.	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

[11]
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.